Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue		$ 605	$ 1,229,981	$ 1,366,417	$ 14,402,329	$ 25,116,139
Cost of revenues			126	123	654,979	729,752
Gross profit		605	1,229,855	1,366,294	13,747,350	24,386,387
Operating expenses
Selling and marketing expenses		10,534	43,290	100,460	576,526	371,383
General and administrative expenses		862,015	1,159,696	1,893,499	11,664,394	3,169,855
Research & Development Expense					3,512,512	92,683
Donation expenses						148,108
Total Operating expenses		872,549	1,202,986	1,993,959	15,753,432	3,782,029
(Loss) income from operations		(871,944)	26,869	(627,665)	(2,006,082)	20,604,358
Other income (expenses)
Interest income on bank deposit		14	537	666	16,182	13,600
Loss on disposal of a subsidiary					(2,062,155)
Other expenses				(5,611,484)	(510,200)	(7,058)
Other income (expenses), net		50,000	(4,550,501)
Interest income from loans to third parties		181,000	2,039,884	2,191,631	6,465,042	4,070,600
Impairment loss on loans to third parties and property and equipment				(57,941,663)	(7,423,651)
Reversal of impairment (Impairment loss) on loans to third parties		687	(51,563,170)
Total other (expenses) income, net		231,701	(54,073,250)	(61,360,850)	(3,514,782)	4,077,142
(Loss) Income before income tax expenses		(640,243)	(54,046,381)	(61,988,515)	(5,520,864)	24,681,499
Income tax (benefit) expenses			1,834,911	7,243	(1,702,127)	633,315
Net (loss) income		(640,243)	(55,881,292)	(61,995,758)	(3,818,737)	24,048,184
Other comprehensive (loss) income
Foreign currency translation (loss) gain		25,125	490,485	(365,258)	(2,415,919)	2,382,488
Comprehensive (loss) Income		$ (615,118)	$ (55,390,807)	$ (62,361,016)	$ (6,234,656)	$ 26,430,672
Weighted average number of shares, basic and diluted	[1]			4,422,837	4,422,837	4,176,141
Basic and diluted (loss) earnings per share	[1]			$ (14.02)	$ (0.85)	$ 5.758
Weighted average number of shares: Basic	[1]	4,662,656	4,422,837
Weighted average number of shares: Diluted	[1]	4,662,656	4,422,837
Earnings per share: Basic	[1]	$ (0.137)	$ (12.634)
Earnings per share: Diluted	[1]	$ (0.137)	$ (12.634)
Third Parties [Member]
Revenue
Total revenue				$ 1,366,417	$ 14,402,329	$ 25,116,139
Related Parties [Member]
Revenue
Total revenue
International Corporate Financing Advisory [Member]
Revenue
Total revenue			$ 424,928
Factoring Services [Member]
Revenue
Total revenue		$ 605	$ 805,053

[1]	The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.